Debt - Schedule of Maturities of Debt (Details) $ in Millions	Jun. 30, 2023 USD ($)
Debt Disclosure [Abstract]
2023	$ 50.0
2024	114.0
2025	870.9
2026	322.8
Thereafter	250.0
Total principal debt	$ 1,607.7